Troubled Debt Restructuring (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commercial
Financing Receivable, Modifications [Line Items]
Year Ended December 31, 2011	3	5
Year Ended December 31, 2011	$ 152	$ 91
Year Ended December 31, 2011	68	58
Interest Only	0	0
Term	0	58
Combination	68	0
Total Modification	68	58
Commercial Real Estate
Financing Receivable, Modifications [Line Items]
Year Ended December 31, 2011	3	5
Year Ended December 31, 2011	464	716
Year Ended December 31, 2011	339	315
Interest Only	0	0
Term	339	315
Combination	0	0
Total Modification	339	315
Residential
Financing Receivable, Modifications [Line Items]
Year Ended December 31, 2011	0	0
Year Ended December 31, 2011	0	0
Year Ended December 31, 2011	0	0
Interest Only	0	0
Term	0	0
Combination	0	0
Total Modification	0	0
Consumer
Financing Receivable, Modifications [Line Items]
Year Ended December 31, 2011	0	0
Year Ended December 31, 2011	0	0
Year Ended December 31, 2011	0	0
Interest Only	0	0
Term	0	0
Combination	0	0
Total Modification	$ 0	$ 0